Warrants	6 Months Ended
Apr. 30, 2024
Warrants [Abstract]
Warrants
7.	Warrants

The following table summarizes the changes in the Company’s warrants:

	Number of warrants	Weighted average exercise price

Balance, October 31, 2022	19,763	576.66

Issuance of underwriter warrants	1,923	243.75
Issuance of April 2023 warrants (*)	150,191	5.124
Issuance of September 2023 warrants (**)	250,000	9.00
Issuance of XYLO warrants	75	1,297.67
Expiration of warrants	(11,430)	922.98
Exercise of warrants	(26,153)	5.124

Balance, October 31, 2023	384,369	$7.90
Number of shares to be issued from the exercise of warrants	826,781

Balance, October 31, 2023	384,369	$7.90
Issuance of January 2024 warrants (Note 5c)	1,500,000	1.60
Exercise of warrants	(202,411)	3.04
Expiration of warrants	(8,333)	98.43
Balance, April 30, 2024	1,673,625	$1.53

Number of shares to be issued from the exercise of warrants	2,925,075

(*)	These warrants convert into 697,520 shares.

(**)	These warrants convert into 755,757 shares.

As of April 30, 2024, the following warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants	Exercise price		Exercise price (USD)	Expiry date

1,923	1,923	C$	335.06	$243.75	November 17, 2027
50,299	697,520		$1.077	$1.077	April 5, 2028
75	75	C$	1,800	$1,309.47	November 23, 2024
151,528	755,757		$1.077	$1.077	September 17, 2028
1,469,800	1,469,800		$1.60	$1.60	January 15, 2025
1,673,625	2,925,075